Statement of compliance	12 Months Ended
Jun. 30, 2024
Statement of compliance
Statement of compliance
1	Statement of compliance

The consolidated financial statements are prepared in compliance with IFRS Accounting Standards (Accounting Standards) and Interpretations of those standards, as issued by the International Accounting Standards Board, the SAICA Financial Reporting Guides as issued by the Accounting Practices Committee, and Financial Reporting Pronouncements as issued by Financial Reporting Standards Council and the Companies Act, 2008. The consolidated financial statements were approved for issue by the Board on 20 August 2024 and will be presented to shareholders at the Company’s annual general meeting on 15 November 2024.

Basis of preparation of financial results

The consolidated financial statements are prepared using the historic cost convention except that, certain items, including derivative instruments, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value. The consolidated financial results are presented in rand, which is Sasol Limited’s functional and presentation currency, rounded to the nearest million, unless indicated otherwise.

The consolidated financial statements are prepared on the going concern basis. Based on forecasts and available cash resources, the Group and Company have adequate resources to continue normal operations into the foreseeable future.

Climate change

Climate change is a defining challenge of our time, with impacts threatening our critical ecosystems, habitats and resources. Sasol supports the Paris Agreement and its calls for higher ambition. In 2021, we launched our 2050 Net Zero emissions ambition (“Net Zero”) and Future Sasol strategy, which places us on a trajectory towards a significantly reduced GHG emissions profile. We have plans to deliver significant reductions in scope 1, 2 and 3 (Category 11) emissions by 2030. Future Sasol is premised on producing sustainable fuels and chemicals, using our proprietary technology and expertise, while contributing to a thriving planet, society and enterprise. This will see Sasol transform and decarbonise, in particular our Secunda and Sasolburg Operations as outlined in our roadmaps.

As we progress towards Net Zero by 2050, we have set targets to reduce our absolute scope 1 and 2 emissions by 30% by 2030 for the Sasol Energy and Chemicals Businesses. The Energy Business has a further scope 3 target to reduce Category 11 emissions by 20% by 2030.

Where reasonable and supportable, management has considered the impact of these 2030 targets on a number of key estimates within the financial statements including the estimates of future cash flows used in impairment assessments of non-current assets (refer to note 8), useful lives of property, plant and equipment (refer to note 16), purchase and capital commitments (refer to note 3 and 16), the estimates of future profitability used in our assessment of the recoverability of deferred tax assets (refer to note 11) and the timing and amount of environmental obligations (refer to note 29), and the determination of targets for the Group's long - term incentive plan (refer note 32).

IBOR reform

After the transition away from certain Interbank Offered Rates in foreign jurisdictions (IBOR reform), the reforms to South Africa’s reference interest rate are now accelerating rapidly. The Johannesburg Interbank Average Rate (JIBAR) will be replaced by the new South African Overnight Index Average (ZARONIA). The Group has exposure to the Johannesburg Interbank Average Rate (JIBAR) through certain debt instruments. Refer to note 13. ZARONIA reflects the interest rate at which rand-denominated overnight wholesale funds are obtained by commercial banks. The observation period for the ZARONIA ended on 3 November 2023 and market participants may now use ZARONIA as a reference rate in financial contracts, however, the transition away from JIBAR to ZARONIA is expected to be a multi-year initiative with detailed information regarding the transition roadmap and salient aspects of the transition yet to be communicated. Accordingly, there is uncertainty surrounding the timing and manner in which the transition would occur and how this would affect various financial instruments held by the Group. The Group’s treasury function monitors and manages the transition to alternative rates and evaluates the extent to which contracts reference IBOR cash flows, whether such contracts will need to be amended as a result of IBOR reform and how to manage communication about IBOR reform with counterparties.

1	Statement of compliance continued

Accounting policies

The accounting policies applied in the preparation of these consolidated financial statements are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2023 except for the retrospective adoption of IFRS 17 ‘Insurance Contracts’. The Group has assessed all material contracts where it has potentially accepted significant insurance risk including cell captive insurance arrangements and issued guarantees. The Group has not identified any material contracts in scope of IFRS 17. The Group will continue to apply the requirements of IFRS 9 ‘Financial Instruments’ to issued financial guarantee contracts.

Amendments to IAS 12 ‘Income Taxes’

Under the Organization for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting (BEPS), Pillar Two introduces a global minimum Effective Tax Rate (ETR) of 15% for multinational groups with consolidated revenue of exceeding €750 million or more in at least two of the last four consecutive financial years. The aim is to ensure that multinational groups pay a minimum level of tax on the income generated in each jurisdiction where they operate. Various jurisdictions around the world have enacted or substantively enacted the Pillar Two legislation. The Group is in scope of the enacted or substantively enacted legislation in certain jurisdictions where it operates, and the legislation will be effective for the Group from 1 January 2024.

An impact assessment of Pillar Two on the Group was performed based on the Group’s FY23 Country-by-Country reporting. The assessment included testing whether the Group qualifies for the safe harbour transitional rules. Based on the assessment performed, most jurisdictions will qualify for the safe harbour transitional rules as they have an effective tax rate of more than 15% and meet other transitional safe harbour rules. The Group has a limited number of jurisdictions where the effective tax rate is less than 15%. The Group does not expect a material exposure to Pillar Two income taxes in the applicable jurisdictions as the cross-border allocation of taxes could be applied under the Controlled Foreign Company (CFC) and GloBE rules.

Based on the assessment performed, the Group’s potential exposure to Pillar Two income taxes is determined to be approximately R28 million as of 30 June 2024, which relate to tax obligations in Ireland and the United Arab Emirates.

The Group applied the amendments to IAS 12 'Income Taxes' which give companies temporary relief from accounting for deferred taxes arising from the implementation of the GloBE rules, including any qualifying domestic minimum top up taxes. The adoption of the amendments resulted in the Group not having to account for any deferred tax impact as a result of the tax reform at 30 June 2024.

Accounting standards, amendments and interpretations issued which are relevant to the Group, but not yet effective

The Group continuously evaluates the impact of new accounting standards, amendments to accounting standards and interpretations. It is expected that where applicable, these standards and amendments will be adopted on each respective effective date as indicated below. The new accounting standards and amendments to accounting standards issued which are relevant to the Group, but not yet effective on 30 June 2024, include:

Amendments to IAS 1 ‘Presentation of Financial Statements’

The amendments provide guidance on the classification of liabilities as current or non-current in the statement of financial position and does not impact the amount or timing of recognition of any asset, liability income or expenses, or the information that entities disclose about those items. The amendments clarify that the classification of liabilities as current or non-current should be based on rights that are in place at the end of the reporting period which enable the reporting entity to defer settlement by at least twelve months. The amendments further make it explicit that classification is unaffected by expectations or events after the reporting date. The amendments, which are effective for the Group from 1 July 2024 and which, will be applied retrospectively, are applicable to the net debt to EBITDA covenant on our RCF and term loan. As the Group’s current practice is aligned to the clarification provided by the amendments, the adoption thereof is not expected to significantly impact the Group.

1	Statement of compliance continued

The amendments also cover how a company classifies a liability that can be settled in its own shares – e.g. convertible debt. When a liability includes a counterparty conversion option that involves a transfer of the company’s own equity instruments, the conversion option is recognised as either equity or a liability separately from the host liability. The amendments now clarify that when a company classifies the host liability as current or non-current, it ignores only those conversion options that are recognised as equity.

The conversion feature contained in the Group’s US$750 million convertible bond was bifurcated and accounted for separately from the host liability as an embedded derivative financial liability. Refer to note 13. This amendment is expected to cause the host liability and embedded derivative liability to be classified as current liabilities retrospectively.

Amendment to IFRS 16 ‘Leases’

These amendments include requirements for sale and leaseback transactions in IFRS 16 to explain how an entity accounts for a sale and leaseback after the date of the transaction. Sale and leaseback transactions where some or all the lease payments are variable lease payments that do not depend on an index or rate are most likely to be impacted. The amendments are effective for the Group’s annual reporting period beginning on 1 July 2024 and are not expected to materially impact the Group.

Amendment to IFRS 9 and IFRS 7 – ‘Classification and Measurement of Financial Instruments’

These amendments:

●	clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
●	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
●	add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets); and
●	make updates to the disclosures for equity instruments designated at Fair Value through Other Comprehensive Income (FVOCI).

The Group is still assessing the impact of these amendments which are effective for the Group’s annual reporting period beginning on 1 July 2026.

IFRS 18 ‘Presentation and Disclosure in Financial Statements’

The new standard on presentation and disclosure in financial statements focusses on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to:

●	the structure of the statement of profit or loss;
●	required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements; and
●	enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

The Group is still assessing the impact of these amendments which are effective for the Group’s annual reporting period beginning on 1 July 2027.

1	Statement of compliance continued
1.1	Correction of prior period errors

Comparative financial information is consistent with the audited annual financial statements for the year ended 30 June 2023 except for the revision listed below:

Convertible bond classification

The Company launched and priced an offering of guaranteed senior unsecured convertible bonds in November 2022. The convertible bonds are hybrid financial instruments consisting of a non-derivative host representing the obligation to make interest payments and to deliver cash to the holder on redemption of the bond (the bond component); and a conversion feature which was bifurcated and accounted for as an embedded derivative financial liability. The conversion option is exercisable by the holders at any time before maturity, but the bonds are only convertible into ordinary shares of Sasol subject to the receipt of the requisite approval at a general meeting of the shareholders of the Company. The approval for the convertible bonds to be capable of being convertible into Sasol ordinary shares was obtained on 17 November 2023. The convertible bonds can now be settled in cash, Sasol ordinary shares, or any combination thereof at the election of Sasol. The convertible bonds mature in November 2027 and were accordingly classified as non-current liabilities since the date of issuance. However, before the requisite approval, the conversion rights, if exercised, could be settled only in cash. Accordingly, the convertible bonds should have been classified as current liabilities at 30 June 2023 instead of non-current liabilities. Moreover, it was disclosed that the conversion rights were only exercisable if the Sasol share price reached a predetermined conversion premium. The conversion rights are in fact exercisable at any time.

The Company evaluated the effect of the prior period errors, both quantitatively and qualitatively and concluded to revise its previously reported results and disclosures for the year ended 30 June 2023. In order to assess the impact of the prior period errors, the Company applied the requirements of IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’, Practice Statement 2 ‘Making Materiality Judgements’ and the guidance in Securities Exchange Commission Staff Accounting Bulletin (“SAB”) No 99 ‘Materiality’. The revision had no impact on net debt, group debt covenants, earnings, statement of comprehensive income, statement of changes in equity, statement of cash flows and further had no significant impact on the going concern assessment.

As a consequence of the revision, note 13, 15 and 36 have also been updated.

		As reported on		As revised on
		30 June 2023	Revision	30 June 2023
for the year ended 30 June	Note	Rm	Rm	Rm
Statement of financial position
Long–term debt	13	94 304	(11 985)	82 319
Long–term financial liabilities	36	2 235	(1 302)	933
Non-current liabilities		143 554	(13 287)	130 267
Short–term debt	15	31 758	11 985	43 743
Short–term financial liabilities	36	1 162	1 302	2 464
Current liabilities		88 758	13 287	102 045

The convertible bonds are classified as non-current liabilities at 30 June 2024 based on obtaining the requisite shareholder approval for the convertible bonds to be settled in Sasol ordinary shares.